SEGMENTED INFORMATION	12 Months Ended
Feb. 28, 2023
Segmented Information
SEGMENTED INFORMATION

16.	SEGMENTED INFORMATION

The Company has one operating segment, being the acquisition and exploration of exploration and evaluation assets. Geographic information is as follows:

February 28, 2023	Canada	USA	Peru	Total
	$	$	$	$
Exploration and evaluation assets	-	34,833,511	115,424,265	150,257,776
Other long-term assets	785,248	70,178	-	855,426
	785,248	34,903,689	115,424,265	151,113,202

February 28, 2022	Canada	USA	Peru	Total
	$	$	$	$
Exploration and evaluation assets	-	25,273,612	110,272,135	135,545,747
Other long-term assets	859,168	102,899	-	962,067
	859,168	25,376,511	110,272,135	136,507,814